Annual Total Returns- Alger Focus Equity Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Focus Equity Fund - AC - Class A	2013	2014	2015	2016	2017	2018	2019	2020
Total	35.65%	13.84%	6.90%	1.04%	33.75%	1.29%	33.84%	45.66%